SIGNIFICANT ACCOUNTING POLICIES (Details 1) - CAD ($)	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
BASIS OF PRESENTATION (Details Narrative)
Net income (loss) for the period	$ (531,945)	$ 704,296	$ 2,015,340
Basic weighted average number of shares outstanding	47,466,277	48,672,608	47,570,158
Dilutive stock options		700,150	606,119
Dilutive warrants		453,671	2,333,005
Diluted weighted average number of shares outstanding	47,466,277	49,826,429	50,509,282
Basic earnings (loss) per share	$ (0.01)	$ 0.01	$ 0.04
Diluted earnings (loss) per share	$ (0.01)	$ 0.01	$ 0.04